Statement of Shareholders' Equity (USD $) In Millions, except Share data	Total	Common Stock [Member]	Additional Paid In Capital Member	Accumulated other comprehensive income		Deficit accumulated		Other Reserves [Member]	Non-controlling interests
Opening balance at Dec. 31, 2009	$ 3,445	$ 12	$ 7,836	$ (654)		$ (3,914)		$ 37	$ 128
Opening balance (shares) at Dec. 31, 2009		362,974,807
Net income/(loss)	166					112			54
Other comprehensive income	274			269					5
Stock issued as part of equity offering (shares)	18,140,000	18,140,000
Stock issued as part of equity offering	773	1	772
Stock issues as part of Share Incentive Scheme (Shares)	823,411	823,411
Stock issues as part of Share Incentive Scheme	26	0	26
Stock issues in exchange for E Ordinary shares cancelled (Shares)	0	0
Stock issues in exchange for E Ordinary shares cancelled	12	0	12
E Ordinary shares of common stock cancelled - Izingwe Holdings (Shares)		(280,000)
E Ordinary shares of common stock cancelled - Izingwe Holdings (Value)	0	0	0
Stock issues transferred from Employee Share Ownership Plan to exiting employees (Shares)	230,921	230,921
Stock issues transferred from Employee Share Ownership Plan to exiting employees	10	0	10
Stock based compensation expense	14		14
Dividends	(131)					(67)
Dividends to minorities									(64)
Closing balance at Dec. 31, 2010	4,589	13	8,670	(385)		(3,869)		37	123
Closing balance (shares) at Dec. 31, 2010		381,889,139
Net income/(loss)	1,475					1,425			50
Other comprehensive income	(453)			(447)					(6)
Share of equity accounted joint venture's other comprehensive income	(1)							(1)
Stock issued as part of equity offering (shares)	0
Stock issued as part of equity offering	0
Stock issues as part of Share Incentive Scheme (Shares)	889,593	889,593
Stock issues as part of Share Incentive Scheme	33	0	33
Stock issues in exchange for E Ordinary shares cancelled (Shares)	99,747	99,747
Stock issues in exchange for E Ordinary shares cancelled	20	0	20
E Ordinary shares of common stock cancelled - Izingwe Holdings (Shares)		(70,000)
E Ordinary shares of common stock cancelled - Izingwe Holdings (Value)	0	0	0
Stock issues transferred from Employee Share Ownership Plan to exiting employees (Shares)	156,958	156,958
Stock issues transferred from Employee Share Ownership Plan to exiting employees	7	0	7
Stock based compensation expense	10		10
Dividends	(158)					(131)
Dividends to minorities									(27)
Closing balance at Dec. 31, 2011	5,522	13	8,740	(832)		(2,575)		36	140
Closing balance (shares) at Dec. 31, 2011		382,965,437
Net income/(loss)	848					829			19
Other comprehensive income	(98)			(96)					(2)
Acquisition of noncontrolling interests	(215)					(142)			(73)
Disposal of subsidiary	(45)								(45)
Stock issued as part of equity offering (shares)	0
Stock issued as part of equity offering	0
Stock issues as part of Share Incentive Scheme (Shares)	945,641	945,641
Stock issues as part of Share Incentive Scheme	33	0	33
Stock issues in exchange for E Ordinary shares cancelled (Shares)	132,978	132,978
Stock issues in exchange for E Ordinary shares cancelled	7	0	7
E Ordinary shares of common stock cancelled - Izingwe Holdings (Shares)		(350,000)
E Ordinary shares of common stock cancelled - Izingwe Holdings (Value)	0	0	0
Stock issues transferred from Employee Share Ownership Plan to exiting employees (Shares)	172,149	172,149
Stock issues transferred from Employee Share Ownership Plan to exiting employees	7	0	7
Stock based compensation expense	21		21
Dividends	(232)					(215)
Dividends to minorities									(17)
Closing balance at Dec. 31, 2012	$ 5,848	$ 13	$ 8,808	$ (928)	[1]	$ (2,103)	[2]	$ 36	$ 22
Closing balance (shares) at Dec. 31, 2012		383,866,205

[1]	The cumulative translation loss included in accumulated other comprehensive income amounted to $1,015 million (2011: $924 million). The translation loss has no tax effect. The cumulative charge, net of deferred taxation of $1 million (2011: $1 million), included in accumulated other comprehensive income in respect of cash flow hedges amounted to $2 million (2011: $2 million). The cumulative gain, net of deferred taxation of $6 million (2011: $nil million), included in accumulated other comprehensive income in respect of available for sale financial assets amounted to $25 million (2011: $30 million). The cumulative gain included in accumulated other comprehensive income in respect of the hedge of a net investment in foreign entities amounted to $64 million (2011: $64 million). This gain is offset by $64 million (2011: $64 million) arising from translation of net investments in foreign entities.
[2]	As at December 31, 2012 and 2011, $556 million and $305 million, respectively, of retained earnings arising from the Company's equity accounted joint ventures and certain subsidiaries may not be remitted without third-party shareholder consent.